Equity-based compensation (Details 2) - $ / shares	5 Months Ended	7 Months Ended		12 Months Ended
	Dec. 31, 2022	Aug. 15, 2022	Aug. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options outstanding, beginning balance	3,070,151	3,084,650	3,017,191	3,084,650	3,017,191
Options granted					214,642
Options Forfeited		(14,499)			(147,183)
Options outstanding,ending balance		3,070,151			3,084,650
Options vested		3,070,151			3,084,650
Option nonvested, beginning		198,210	275,446	198,210	275,446
Weighted average grant date fair Value, beginning		$ 10.25	$ 3.91	$ 10.25	$ 3.91
Weighted Average Grant Date Fair Value, granted	12,843,979				214,642
Weighted Average Grant Date Fair Value, granted	$ 2.29				$ 13.40
Vested	(11,182,243)	(183,711)			(144,695)
Weighted Average Grant Date Fair Value, vested	$ 2.33	$ 10.25			$ 3.75
Forfeited	(205,041)	(14,499)			(147,183)
Weighted Average Grant Date Fair Value, forfeited	$ 1.98	$ 10.25	$ 9.36		$ 30.00
Granted	(12,843,979)				(214,642)
Option nonvested, ending	1,456,695			1,456,695	198,210
Weighted average grant date fair Value, ending	$ 1.98			$ 1.98	$ 10.25